Revenue Recognition - Deferred Contract Fulfillment Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement In Deferred Contract Fulfillment Costs [Roll Forward]
Beginning balance	$ 2,166	$ 1,213	$ 512
Additions to deferred contract fulfillment costs	1,789	1,558	982
Amortization of deferred contract fulfillment costs	(1,025)	(605)	(281)
Ending balance	$ 2,930	$ 2,166	$ 1,213